COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,
	2020	2021

	(HK$ in thousands)

Margin loan extended to margin clients	18,424,972	29,084,958
Securities purchased under agreements to resell transactions	—	106,203
Collateral received from margin clients	89,404,131	119,745,500
Collateral received from brokers	—	144,156
Collateral repledged to commercial banks and other financial institutions	58,255,907	20,953,603

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,
	2020	2021

	(HK$ in thousands)
Securities borrowed and lent	4,307,346	8,436,638
Cash collateral received from borrowers	5,067,828	9,737,786
Cash collateral deposited with lenders	3,645,214	3,120,123